Securities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Amortized cost	$ 500,000
Fair value	$ 503,000
Fair value maturity	1 year
Held-to-maturity mortgage-backed securities	$ 67,000	$ 545,000
Unrealized gain (loss) on securities	3,000	14,000
Pledged securities	1,900,000	2,000,000
Securities Held as Collateral, at Fair Value	$ 1,500,000	$ 1,500,000